UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX REPORT

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05681
ND Tax-Free Fund, Inc.
(Exact name of registrant as specified in charter)

Address of Registrant:	1 Main Street North
Minot, ND 58703

Name and Address of Agent for Service:	Brent Wheeler, Mutual Fund Chief Compliance Officer
Kevin Flagstad, Investment Adviser Chief Compliance Officer
1 Main Street North
Minot, ND 58703

Registrant's telephone number, including area code:	(701) 852-5292

Date of fiscal year end:	December 31
Date of reporting period:	July 1, 2007—June 30, 2008

======================================ND Tax-Free Fund======================================

The Fund did not hold any voting securities and accordingly did not vote any proxies during the period covered by this report.

========================================END N-PX REPORT======================================

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ND Tax-Free Fund, Inc.

(Registrant)

By:	Robert E. Walstad
Robert E. Walstad
Interim President, ND Tax-Free Fund, Inc.

Date: August 29, 2008